GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Aerospace & Defense – 4.5%
566	Northrop Grumman Corp.	$ 171,640
905	The Boeing Co.	309,157

		480,797

Banks – 2.9%
1,634	First Republic Bank	158,531
1,395	JPMorgan Chase & Co.	147,814

		306,345

Beverages – 1.8%
3,943	The Coca-Cola Co.	193,720

Capital Markets – 1.6%
2,025	Northern Trust Corp.	173,178

Chemicals – 2.6%
1,394	DowDuPont, Inc.	42,545
554	Ecolab, Inc.	101,986
312	The Sherwin-Williams Co.	130,868

		275,399

Communications Equipment – 1.9%
3,966	Cisco Systems, Inc.	206,351

Consumer Finance – 1.0%
919	American Express Co.	105,418

Diversified Telecommunication Services – 2.9%
3,478	AT&T, Inc.	106,357
3,679	Verizon Communications, Inc.	199,954

		306,311

Entertainment – 1.4%
1,087	The Walt Disney Co.	143,527

Equity Real Estate Investment Trusts (REITs) – 2.8%
1,433	American Tower Corp.	299,167

Food & Staples Retailing – 3.1%
3,231	Walmart, Inc.	327,753

Food Products – 0.6%
1,317	Mondelez International, Inc. Class A	66,969

Health Care Equipment & Supplies – 7.3%
6,691	Boston Scientific Corp.*	257,001
2,696	Danaher Corp.	355,899
1,787	Medtronic PLC	165,441

		778,341

Health Care Providers & Services – 2.4%
582	Humana, Inc.	142,509
459	UnitedHealth Group, Inc.	110,986

		253,495

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.3%
1,227	McDonald’s Corp.	$ 243,277

Household Products – 3.2%
1,659	Colgate-Palmolive Co.	115,500
2,201	The Procter & Gamble Co.	226,505

		342,005

Industrial Conglomerates – 3.4%
2,171	Honeywell International, Inc.	356,717

Interactive Media & Services* – 8.3%
238	Alphabet, Inc. Class A	263,347
156	Alphabet, Inc. Class C	172,166
2,547	Facebook, Inc. Class A	452,016

		887,529

Internet & Direct Marketing Retail* – 2.7%
162	Amazon.com, Inc.	287,561

IT Services – 4.3%
2,844	Visa, Inc. Class A	458,823

Media – 1.4%
3,683	Comcast Corp. Class A	151,003

Oil, Gas & Consumable Fuels – 5.1%
1,794	Chevron Corp.	204,247
2,365	EOG Resources, Inc.	193,646
1,964	Exxon Mobil Corp.	138,992

		536,885

Pharmaceuticals – 8.3%
6,343	AstraZeneca PLC ADR	237,101
2,504	Eli Lilly & Co.	290,314
1,967	Johnson & Johnson	257,972
2,292	Pfizer, Inc.	95,164

		880,551

Road & Rail – 3.3%
2,122	Union Pacific Corp.	353,907

Semiconductors & Semiconductor Equipment – 3.0%
3,021	Texas Instruments, Inc.	315,121

Software – 5.0%
4,308	Microsoft Corp.	532,813

Specialty Retail – 2.6%
2,952	Ross Stores, Inc.	274,506

Technology Hardware, Storage & Peripherals – 2.8%
1,693	Apple, Inc.	296,394

Textiles, Apparel & Luxury Goods – 2.5%
3,401	NIKE, Inc. Class B	262,353

Tobacco – 1.4%
832	Altria Group, Inc.	40,818

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Tobacco – (continued)
1,392	Philip Morris International, Inc.	$ 107,365

148,183

TOTAL COMMON STOCKS (Cost $9,134,608)		$10,244,399

Shares	Dividend Rate	Value

Investment Company(a) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
339,403	2.340%	$ 339,403
(Cost $339,403)

TOTAL INVESTMENTS – 99.6% (Cost $9,474,011)		$10,583,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		45,930

NET ASSETS – 100.0%		$10,629,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 2.5%
19,637	Harris Corp.	$ 3,675,850
16,704	HEICO Corp.	2,031,039
21,407	Northrop Grumman Corp.	6,491,673
27,754	The Boeing Co.	9,481,044

		21,679,606

Auto Components – 0.3%
33,441	Aptiv PLC	2,141,562

Banks – 4.6%
413,495	Bank of America Corp.	10,998,967
56,007	First Republic Bank	5,433,799
143,828	JPMorgan Chase & Co.	15,240,015
8,057	M&T Bank Corp.	1,285,897
18,033	Signature Bank	2,065,680
102,391	Wells Fargo & Co.	4,543,089

		39,567,447

Beverages – 1.2%
21,339	Brown-Forman Corp. Class B	1,066,523
47,012	Coca-Cola European Partners PLC	2,604,465
8,520	Constellation Brands, Inc. Class A	1,503,354
11,196	Monster Beverage Corp.*	692,585
80,348	The Coca-Cola Co.	3,947,497

		9,814,424

Biotechnology – 2.4%
46,704	AbbVie, Inc.	3,582,664
6,000	Agios Pharmaceuticals, Inc.*	277,020
26,875	Alexion Pharmaceuticals, Inc.*	3,055,150
3,748	Amgen, Inc.	624,792
37,639	BioMarin Pharmaceutical, Inc.*	3,095,431
53,628	Celgene Corp.*	5,029,770
23,761	Exelixis, Inc.*	465,478
5,212	Incyte Corp.*	409,819
8,301	Neurocrine Biosciences, Inc.*	703,759
8,632	Sarepta Therapeutics, Inc.*	982,753
14,277	Vertex Pharmaceuticals, Inc.*	2,372,552

		20,599,188

Capital Markets – 1.6%
25,091	Cboe Global Markets, Inc.	2,723,377
55,362	E*TRADE Financial Corp.	2,480,218
48,136	Northern Trust Corp.	4,116,591
20,324	S&P Global, Inc.	4,346,897

		13,667,083

Chemicals – 3.2%
20,752	Ashland Global Holdings, Inc.	1,553,702
22,411	Celanese Corp.	2,127,476
319,169	DowDuPont, Inc.*	9,741,038
23,117	Ecolab, Inc.	4,255,608
37,014	Linde PLC	6,682,878

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
3,400	The Sherwin-Williams Co.	$ 1,426,130
18,862	W.R. Grace & Co.	1,329,394

		27,116,226

Commercial Services & Supplies – 0.5%
10,473	Cintas Corp.	2,323,226
19,503	Waste Connections, Inc.	1,845,764

		4,168,990

Communications Equipment – 1.2%
157,913	Cisco Systems, Inc.	8,216,214
15,774	Motorola Solutions, Inc.	2,365,311

		10,581,525

Construction Materials – 0.8%
33,206	Martin Marietta Materials, Inc.	6,989,863

Consumer Finance – 1.0%
77,726	American Express Co.	8,915,949

Containers & Packaging – 0.5%
61,859	Ball Corp.	3,797,524

Diversified Consumer Services* – 0.3%
15,884	Bright Horizons Family Solutions, Inc.	2,177,061

Diversified Financial Services* – 1.7%
74,910	Berkshire Hathaway, Inc. Class B	14,788,732

Diversified Telecommunication Services – 1.5%
203,151	Verizon Communications, Inc.	11,041,257
52,744	Zayo Group Holdings, Inc.*	1,724,729

		12,765,986

Electric Utilities – 1.4%
36,999	NextEra Energy, Inc.	7,333,572
76,831	Xcel Energy, Inc.	4,405,489

		11,739,061

Electrical Equipment* – 0.1%
24,362	Sensata Technologies Holding PLC	1,040,014

Electronic Equipment, Instruments & Components – 0.3%
33,727	Amphenol Corp. Class A	2,934,249

Entertainment – 1.3%
37,159	Activision Blizzard, Inc.	1,611,586
14,613	Netflix, Inc.*	5,016,351
35,412	The Walt Disney Co.	4,675,800

		11,303,737

Equity Real Estate Investment Trusts (REITs) – 4.2%
29,952	Alexandria Real Estate Equities, Inc.	4,385,272
23,249	American Tower Corp.	4,853,694

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
47,341	CyrusOne, Inc.	$ 2,795,013
6,009	Equinix, Inc.	2,919,112
19,869	Equity LifeStyle Properties, Inc.	2,417,263
7,468	Essex Property Trust, Inc.	2,178,714
21,069	Extra Space Storage, Inc.	2,257,754
110,364	Hudson Pacific Properties, Inc.	3,687,261
41,867	Prologis, Inc.	3,084,342
28,152	Simon Property Group, Inc.	4,563,158
36,765	Ventas, Inc.	2,363,989

		35,505,572

Food & Staples Retailing – 1.3%
51,640	US Foods Holding Corp.*	1,784,678
91,590	Walmart, Inc.	9,290,890

		11,075,568

Food Products – 1.1%
110,712	Conagra Brands, Inc.	2,963,760
37,442	Lamb Weston Holdings, Inc.	2,218,439
88,590	Mondelez International, Inc. Class A	4,504,801

		9,687,000

Health Care Equipment & Supplies – 5.4%
13,189	Align Technology, Inc.*	3,750,292
199,737	Boston Scientific Corp.*	7,671,898
49,184	Danaher Corp.	6,492,780
18,650	Edwards Lifesciences Corp.*	3,183,555
6,212	IDEXX Laboratories, Inc.*	1,551,571
16,673	Intuitive Surgical, Inc.*	7,750,444
13,505	Teleflex, Inc.	3,893,492
10,254	The Cooper Cos., Inc.	3,053,539
24,759	West Pharmaceutical Services, Inc.	2,837,381
51,274	Zimmer Biomet Holdings, Inc.	5,841,647

		46,026,599

Health Care Providers & Services – 3.0%
19,541	Anthem, Inc.	5,432,007
69,151	CVS Health Corp.	3,621,438
25,026	Guardant Health, Inc.*	1,923,999
22,445	Humana, Inc.	5,495,883
13,633	Laboratory Corp. of America Holdings*	2,216,862
28,796	UnitedHealth Group, Inc.	6,962,873

		25,653,062

Hotels, Restaurants & Leisure – 1.9%
25,091	Choice Hotels International, Inc.	2,064,738
9,067	Domino’s Pizza, Inc.	2,534,227
29,723	Las Vegas Sands Corp.	1,634,765
42,071	McDonald’s Corp.	8,341,417
11,304	Restaurant Brands International, Inc.	743,803

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
9,081	Royal Caribbean Cruises Ltd.	$ 1,105,703

		16,424,653

Household Durables – 0.3%
62,740	D.R. Horton, Inc.	2,682,762

Household Products – 1.6%
18,092	The Clorox Co.	2,692,270
109,094	The Procter & Gamble Co.	11,226,864

		13,919,134

Industrial Conglomerates – 1.7%
397,173	General Electric Co.	3,749,313
66,045	Honeywell International, Inc.	10,851,854

		14,601,167

Insurance – 2.7%
40,299	American International Group, Inc.	2,058,070
40,567	Chubb Ltd.	5,925,622
2,660	Markel Corp.*	2,816,594
32,116	Reinsurance Group of America, Inc.	4,755,095
22,825	The Progressive Corp.	1,809,566
28,505	Torchmark Corp.	2,437,462
19,200	Willis Towers Watson PLC	3,369,600

		23,172,009

Interactive Media & Services* – 4.8%
11,907	Alphabet, Inc. Class A	13,175,096
11,010	Alphabet, Inc. Class C	12,150,966
86,803	Facebook, Inc. Class A	15,404,928

		40,730,990

Internet & Direct Marketing Retail – 3.5%
14,789	Amazon.com, Inc.*	26,251,510
1,324	Booking Holdings, Inc.*	2,192,835
8,468	Expedia Group, Inc.	973,820

		29,418,165

IT Services – 6.3%
37,778	Accenture PLC Class A	6,727,128
19,421	Automatic Data Processing, Inc.	3,109,691
66,248	Fidelity National Information Services, Inc.	7,969,634
25,277	Fiserv, Inc.*	2,170,283
10,940	Gartner, Inc.*	1,655,222
10,349	International Business Machines Corp.	1,314,220
26,265	Mastercard, Inc. Class A	6,605,385
59,932	PayPal Holdings, Inc.*	6,577,537
98,473	Visa, Inc. Class A	15,886,649
16,036	Worldpay, Inc. Class A*	1,950,619

		53,966,368

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.0%
57,398	Agilent Technologies, Inc.	$ 3,848,536
16,376	Illumina, Inc.*	5,025,958

		8,874,494

Machinery – 2.2%
26,306	Deere & Co.	3,687,312
34,566	Fortive Corp.	2,632,201
18,985	Ingersoll-Rand PLC	2,246,685
84,001	ITT, Inc.	4,840,137
40,762	Stanley Black & Decker, Inc.	5,185,742

		18,592,077

Media – 1.8%
6,481	Charter Communications, Inc. Class A*	2,442,041
225,238	Comcast Corp. Class A	9,234,758
81,216	Fox Corp. Class B	2,819,007
32,852	Liberty Global PLC Class C*	796,333

		15,292,139

Metals & Mining – 0.1%
121,771	Freeport-McMoRan, Inc.	1,182,396

Multi-Utilities – 1.3%
75,919	Ameren Corp.	5,567,900
94,704	CMS Energy Corp.	5,313,841

		10,881,741

Multiline Retail – 0.5%
35,437	Dollar General Corp.	4,510,421

Oil, Gas & Consumable Fuels – 4.8%
121,105	Cheniere Energy, Inc.*	7,651,414
103,544	Chevron Corp.	11,788,485
44,781	Concho Resources, Inc.	4,388,986
45,506	Diamondback Energy, Inc.	4,462,318
57,251	EOG Resources, Inc.	4,687,712
42,542	Exxon Mobil Corp.	3,010,697
105,165	Marathon Petroleum Corp.	4,836,538

		40,826,150

Personal Products – 0.3%
17,018	The Estee Lauder Cos., Inc. Class A	2,740,409

Pharmaceuticals – 3.3%
188,691	AstraZeneca PLC ADR	7,053,270
109,209	Elanco Animal Health, Inc.*	3,416,058
67,409	Eli Lilly & Co.	7,815,399
37,454	Johnson & Johnson	4,912,092
44,804	Zoetis, Inc.	4,527,444

		27,724,263

Road & Rail – 1.5%
5,863	Lyft, Inc. Class A*(a)	337,826
20,004	Old Dominion Freight Line, Inc.	2,649,330

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
59,499	Union Pacific Corp.	$ 9,923,243

		12,910,399

Semiconductors & Semiconductor Equipment – 3.2%
58,750	Advanced Micro Devices, Inc.*	1,610,337
34,700	Analog Devices, Inc.	3,352,714
56,567	Intel Corp.	2,491,211
264,101	Marvell Technology Group Ltd.	5,889,452
29,214	Micron Technology, Inc.*	952,668
1,645	NVIDIA Corp.	222,832
34,310	NXP Semiconductors NV	3,024,770
36,119	QUALCOMM, Inc.	2,413,472
74,045	Texas Instruments, Inc.	7,723,634

		27,681,090

Software – 7.4%
28,372	Adobe, Inc.*	7,685,975
10,736	Autodesk, Inc.*	1,727,530
40,274	Ceridian HCM Holding, Inc.*	1,980,675
21,653	Citrix Systems, Inc.	2,037,980
16,341	Intuit, Inc.	4,001,094
280,192	Microsoft Corp.	34,654,147
42,716	salesforce.com, Inc.*	6,467,630
16,193	ServiceNow, Inc.*	4,241,432

		62,796,463

Specialty Retail – 2.0%
17,371	Burlington Stores, Inc.*	2,719,951
11,257	O’Reilly Automotive, Inc.*	4,180,512
32,355	Ross Stores, Inc.	3,008,692
36,284	The Home Depot, Inc.	6,888,517

		16,797,672

Technology Hardware, Storage & Peripherals – 3.5%
169,750	Apple, Inc.	29,718,132

Textiles, Apparel & Luxury Goods – 0.7%
56,942	NIKE, Inc. Class B	4,392,506
15,347	PVH Corp.	1,307,411

		5,699,917

Tobacco – 0.8%
35,719	Altria Group, Inc.	1,752,374
67,435	Philip Morris International, Inc.	5,201,262

		6,953,636

Water Utilities – 0.6%
42,135	American Water Works Co., Inc.	4,762,098

Wireless Telecommunication Services* – 0.3%
37,277	T-Mobile US, Inc.	2,737,623

TOTAL COMMON STOCKS (Cost $666,948,571)		$849,332,396

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,055,472	2.340%	$ 3,055,472
(Cost $3,055,472)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $670,004,043)		$852,387,868

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
324,734	2.340%	$ 324,734
(Cost $324,734)

TOTAL INVESTMENTS – 99.9% (Cost $670,328,777)		$852,712,602

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		852,090

NET ASSETS – 100.0%		$853,564,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 3.2%
14,815	Northrop Grumman Corp.	$ 4,492,649

Auto Components – 0.9%
20,623	Aptiv PLC	1,320,697

Beverages* – 1.7%
37,724	Monster Beverage Corp.	2,333,607

Biotechnology* – 4.7%
23,883	BioMarin Pharmaceutical, Inc.	1,964,138
31,117	Incyte Corp.	2,446,729
12,499	Vertex Pharmaceuticals, Inc.	2,077,084

		6,487,951

Capital Markets – 2.6%
44,562	Intercontinental Exchange, Inc.	3,663,442

Chemicals – 4.1%
72,459	DowDuPont, Inc.	2,211,449
19,104	Ecolab, Inc.	3,516,855

		5,728,304

Communications Equipment – 1.9%
50,140	Cisco Systems, Inc.	2,608,784

Entertainment* – 3.9%
29,561	Electronic Arts, Inc.	2,751,538
7,994	Netflix, Inc.	2,744,180

		5,495,718

Equity Real Estate Investment Trusts (REITs) – 4.6%
16,990	American Tower Corp.	3,547,002
5,956	Equinix, Inc.	2,893,365

		6,440,367

Food & Staples Retailing – 2.6%
35,644	Walmart, Inc.	3,615,727

Food Products – 1.8%
15,763	McCormick & Co., Inc.	2,459,658

Health Care Equipment & Supplies – 6.7%
88,396	Boston Scientific Corp.*	3,395,290
28,836	Danaher Corp.	3,806,641
4,674	Intuitive Surgical, Inc.*	2,172,709

		9,374,640

Health Care Providers & Services – 1.7%
9,439	Humana, Inc.	2,311,234

Hotels, Restaurants & Leisure – 2.2%
41,982	Dunkin’ Brands Group, Inc.	3,115,904

Industrial Conglomerates – 3.1%
25,922	Honeywell International, Inc.	4,259,244

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 11.1%
5,595	Alphabet, Inc. Class A	$ 6,190,867
2,386	Alphabet, Inc. Class C	2,633,261
37,346	Facebook, Inc. Class A	6,627,795

		15,451,923

Internet & Direct Marketing Retail* – 5.0%
3,925	Amazon.com, Inc.	6,967,150

IT Services – 5.0%
42,998	Visa, Inc. Class A	6,936,867

Life Sciences Tools & Services* – 1.7%
7,692	Illumina, Inc.	2,360,752

Machinery – 0.5%
4,647	Deere & Co.	651,370

Oil, Gas & Consumable Fuels – 2.7%
19,506	Diamondback Energy, Inc.	1,912,758
41,242	Marathon Petroleum Corp.	1,896,720

		3,809,478

Pharmaceuticals – 2.6%
97,524	AstraZeneca PLC ADR	3,645,447

Road & Rail – 2.5%
46,968	CSX Corp.	3,497,707

Semiconductors & Semiconductor Equipment – 2.0%
31,674	NXP Semiconductors NV	2,792,380

Software – 13.2%
6,452	Adobe, Inc.*	1,747,847
9,532	Intuit, Inc.	2,333,910
87,440	Microsoft Corp.	10,814,579
23,422	salesforce.com, Inc.*	3,546,325

		18,442,661

Technology Hardware, Storage & Peripherals – 4.4%
35,413	Apple, Inc.	6,199,754

Textiles, Apparel & Luxury Goods – 2.6%
47,604	NIKE, Inc. Class B	3,672,173

TOTAL COMMON STOCKS (Cost $93,253,392)		$138,135,588

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,963	2.340%	$ 22,963
(Cost $22,963)

TOTAL INVESTMENTS – 99.0% (Cost $93,276,355)		$138,158,551

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,395,126

NET ASSETS – 100.0%		$139,553,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 3.3%
526	Harris Corp.	$ 98,462
353	Huntington Ingalls Industries, Inc.	72,407
382	L3 Technologies, Inc.	92,467
376	Northrop Grumman Corp.	114,022
570	The Boeing Co.	194,718

		572,076

Airlines* – 0.4%
3,902	JetBlue Airways Corp.	67,231

Auto Components – 0.4%
1,170	Aptiv PLC	74,927

Banks – 5.9%
9,522	Bank of America Corp.	253,285
900	First Republic Bank	87,318
3,253	JPMorgan Chase & Co.	344,688
577	M&T Bank Corp.	92,089
1,319	Synovus Financial Corp.	42,155
4,696	Wells Fargo & Co.	208,362

		1,027,897

Beverages – 1.7%
1,636	Coca-Cola European Partners PLC	90,635
2,007	Monster Beverage Corp.*	124,153
275	PepsiCo, Inc.	35,200
887	The Coca-Cola Co.	43,578

		293,566

Biotechnology* – 1.4%
833	Alexion Pharmaceuticals, Inc.	94,695
840	BioMarin Pharmaceutical, Inc.	69,082
1,114	Incyte Corp.	87,594

		251,371

Capital Markets – 2.6%
850	Cboe Global Markets, Inc.	92,259
1,750	E*TRADE Financial Corp.	78,400
1,426	Intercontinental Exchange, Inc.	117,232
966	Northern Trust Corp.	82,612
907	T. Rowe Price Group, Inc.	91,734

		462,237

Chemicals – 1.8%
824	Celanese Corp.	78,223
1,760	DowDuPont, Inc.	53,715
589	Ecolab, Inc.	108,429
420	Linde PLC	75,831

		316,198

Communications Equipment – 1.4%
4,622	Cisco Systems, Inc.	240,483

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.8%
1,222	American Express Co.	$ 140,176

Containers & Packaging – 0.6%
1,789	Ball Corp.	109,827

Diversified Consumer Services* – 0.4%
539	Bright Horizons Family Solutions, Inc.	73,875

Diversified Financial Services* – 1.2%
1,039	Berkshire Hathaway, Inc. Class B	205,119

Diversified Telecommunication Services – 2.5%
6,972	AT&T, Inc.	213,204
4,042	Verizon Communications, Inc.	219,682

		432,886

Electric Utilities – 1.9%
749	NextEra Energy, Inc.	148,459
863	Pinnacle West Capital Corp.	81,045
1,709	Xcel Energy, Inc.	97,994

		327,498

Electrical Equipment – 0.9%
970	AMETEK, Inc.	79,433
500	Rockwell Automation, Inc.	74,425

		153,858

Electronic Equipment, Instruments & Components – 0.5%
936	Amphenol Corp. Class A	81,432

Entertainment – 1.4%
680	Live Nation Entertainment, Inc.*	41,357
328	Netflix, Inc.*	112,596
642	The Walt Disney Co.	84,770

		238,723

Equity Real Estate Investment Trusts (REITs) – 3.1%
585	Camden Property Trust	60,466
556	Equity LifeStyle Properties, Inc.	67,643
284	Essex Property Trust, Inc.	82,854
2,489	HCP, Inc.	78,926
605	Mid-America Apartment Communities, Inc.	69,079
597	Simon Property Group, Inc.	96,768
1,320	Ventas, Inc.	84,876

		540,612

Food & Staples Retailing – 1.6%
2,730	US Foods Holding Corp.*	94,349
1,857	Walmart, Inc.	188,374

		282,723

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.3%
615	McCormick & Co., Inc.	$ 95,964
2,695	Mondelez International, Inc. Class A	137,041

		233,005

Health Care Equipment & Supplies – 3.6%
2,472	Abbott Laboratories	188,193
3,170	Boston Scientific Corp.*	121,760
1,094	Danaher Corp.	144,419
748	West Pharmaceutical Services, Inc.	85,721
860	Zimmer Biomet Holdings, Inc.	97,980

		638,073

Health Care Providers & Services – 2.4%
2,558	CVS Health Corp.	133,962
378	Humana, Inc.	92,557
595	Laboratory Corp. of America Holdings*	96,753
386	UnitedHealth Group, Inc.	93,335

		416,607

Hotels, Restaurants & Leisure – 1.4%
1,081	Las Vegas Sands Corp.	59,455
961	McDonald’s Corp.	190,537

		249,992

Household Products – 2.2%
718	The Clorox Co.	106,846
2,665	The Procter & Gamble Co.	274,255

		381,101

Industrial Conglomerates – 1.8%
576	Carlisle Cos., Inc.	76,787
6,883	General Electric Co.	64,975
1,018	Honeywell International, Inc.	167,268

		309,030

Insurance – 2.3%
739	American Financial Group, Inc.	72,570
516	Reinsurance Group of America, Inc.	76,399
1,787	The Hartford Financial Services Group, Inc.	94,104
975	Torchmark Corp.	83,372
1,352	W.R. Berkley Corp.	84,094

		410,539

Interactive Media & Services* – 5.3%
270	Alphabet, Inc. Class A	298,755
237	Alphabet, Inc. Class C	261,560
1,820	Facebook, Inc. Class A	322,996

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – (continued)
232	IAC/InterActiveCorp.	$ 51,237

		934,548

Internet & Direct Marketing Retail – 3.7%
317	Amazon.com, Inc.*	562,697
716	Expedia Group, Inc.	82,340

		645,037

IT Services – 5.6%
913	Accenture PLC Class A	162,578
1,344	Black Knight, Inc.*	76,191
909	Fidelity National Information Services, Inc.	109,353
946	GoDaddy, Inc. Class A*	70,382
705	Mastercard, Inc. Class A	177,300
834	Total System Services, Inc.	103,024
1,765	Visa, Inc. Class A	284,748

		983,576

Life Sciences Tools & Services – 0.5%
1,319	Agilent Technologies, Inc.	88,439

Machinery – 1.4%
455	IDEX Corp.	69,483
860	Ingersoll-Rand PLC	101,773
596	Stanley Black & Decker, Inc.	75,823

		247,079

Media – 1.3%
4,637	Comcast Corp. Class A	190,117
1,821	Liberty Global PLC Class C*	44,141

		234,258

Metals & Mining – 0.2%
1,184	Steel Dynamics, Inc.	29,778

Multi-Utilities – 1.0%
1,197	Ameren Corp.	87,788
1,568	CMS Energy Corp.	87,980

		175,768

Multiline Retail – 0.5%
761	Dollar General Corp.	96,860

Oil, Gas & Consumable Fuels – 4.8%
1,258	Cheniere Energy, Inc.*	79,481
2,127	Chevron Corp.	242,159
900	Concho Resources, Inc.	88,209
935	Diamondback Energy, Inc.	91,686
1,292	EOG Resources, Inc.	105,789
2,159	Exxon Mobil Corp.	152,792
1,870	Marathon Petroleum Corp.	86,001

		846,117

Pharmaceuticals – 5.8%
2,052	AstraZeneca PLC ADR	76,704
2,477	Elanco Animal Health, Inc.*	77,480
1,405	Eli Lilly & Co.	162,896

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
2,651	Johnson & Johnson	$ 347,679
772	Merck & Co., Inc.	61,150
4,407	Pfizer, Inc.	182,979
1,127	Zoetis, Inc.	113,883

		1,022,771

Road & Rail – 1.6%
1,557	CSX Corp.	115,950
965	Union Pacific Corp.	160,942

		276,892

Semiconductors & Semiconductor Equipment – 2.8%
889	Analog Devices, Inc.	85,895
1,743	Intel Corp.	76,762
2,770	Marvell Technology Group Ltd.	61,771
717	NXP Semiconductors NV	63,211
893	QUALCOMM, Inc.	59,670
1,307	Texas Instruments, Inc.	136,333

		483,642

Software – 7.0%
1,223	Cadence Design Systems, Inc.*	77,746
774	Citrix Systems, Inc.	72,849
477	Intuit, Inc.	116,793
6,448	Microsoft Corp.	797,489
1,034	salesforce.com, Inc.*	156,558

		1,221,435

Specialty Retail – 2.3%
390	Burlington Stores, Inc.*	61,066
236	O’Reilly Automotive, Inc.*	87,643
966	Ross Stores, Inc.	89,829
862	The Home Depot, Inc.	163,651

		402,189

Technology Hardware, Storage & Peripherals – 3.7%
3,762	Apple, Inc.	658,613

Textiles, Apparel & Luxury Goods – 1.1%
1,749	NIKE, Inc. Class B	134,918
729	PVH Corp.	62,103

		197,021

Tobacco – 0.9%
1,415	Altria Group, Inc.	69,420
1,177	Philip Morris International, Inc.	90,782

		160,202

Water Utilities – 0.5%
839	American Water Works Co., Inc.	94,824

TOTAL COMMON STOCKS (Cost $14,072,267)		$17,330,111

Shares	Description	Value

Exchange Traded Fund – 0.9%
575	SPDR S&P 500 ETF Trust	$ 158,280
(Cost $165,888)

TOTAL INVESTMENTS – 99.7% (Cost $14,238,155)		$17,488,391

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		55,524

NET ASSETS – 100.0%		$17,543,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 3.7%
137,156	Harris Corp.	$ 25,674,232
124,766	HEICO Corp.	15,170,298
63,933	HEICO Corp. Class A	6,282,056

		47,126,586

Auto Components – 0.9%
173,184	Aptiv PLC	11,090,703

Banks – 1.0%
128,756	First Republic Bank	12,491,907

Beverages – 2.4%
376,162	Brown-Forman Corp. Class B	18,800,577
184,366	Monster Beverage Corp.*	11,404,881

		30,205,458

Biotechnology* – 3.5%
126,444	Agios Pharmaceuticals, Inc.	5,837,919
265,191	Alder Biopharmaceuticals, Inc.	2,869,367
150,897	BioMarin Pharmaceutical, Inc.	12,409,769
49,887	Exact Sciences Corp.	5,169,790
126,391	Exelixis, Inc.	2,476,000
101,365	Incyte Corp.	7,970,330
238,826	Moderna, Inc.(a)	4,962,804
24,829	Sarepta Therapeutics, Inc.	2,826,782

		44,522,761

Capital Markets – 5.3%
96,223	Cboe Global Markets, Inc.	10,444,044
124,388	Lazard Ltd. Class A	3,875,930
45,931	Moody’s Corp.	8,399,861
77,589	MSCI, Inc.	17,070,356
172,160	Northern Trust Corp.	14,723,123
124,703	T. Rowe Price Group, Inc.	12,612,462

		67,125,776

Chemicals – 1.4%
159,968	Ashland Global Holdings, Inc.	11,976,804
65,626	Celanese Corp.	6,229,876

		18,206,680

Commercial Services & Supplies – 1.3%
74,487	Cintas Corp.	16,523,451

Construction Materials – 1.6%
98,114	Martin Marietta Materials, Inc.	20,652,997

Diversified Consumer Services* – 1.7%
159,279	Bright Horizons Family Solutions, Inc.	21,830,780

Electrical Equipment – 1.3%
60,728	Rockwell Automation, Inc.	9,039,363

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
161,662	Sensata Technologies Holding PLC*	$ 6,901,351

		15,940,714

Electronic Equipment, Instruments & Components – 2.8%
303,385	Amphenol Corp. Class A	26,394,495
219,165	National Instruments Corp.	8,457,577

		34,852,072

Entertainment* – 0.5%
49,033	Spotify Technology SA	6,157,564

Equity Real Estate Investment Trusts (REITs) – 2.8%
90,964	Equity LifeStyle Properties, Inc.	11,066,680
114,116	SBA Communications Corp.*	24,695,844

		35,762,524

Food Products – 1.5%
121,106	McCormick & Co., Inc.	18,897,380

Health Care Equipment & Supplies – 7.8%
51,787	Align Technology, Inc.*	14,725,633
113,060	Edwards Lifesciences Corp.*	19,299,342
79,368	IDEXX Laboratories, Inc.*	19,823,745
61,284	Teleflex, Inc.	17,668,177
29,169	The Cooper Cos., Inc.	8,686,237
59,332	West Pharmaceutical Services, Inc.	6,799,447
103,721	Zimmer Biomet Holdings, Inc.	11,816,934

		98,819,515

Health Care Providers & Services* – 1.7%
192,711	Centene Corp.	11,129,061
43,640	Guardant Health, Inc.	3,355,043
45,920	Molina Healthcare, Inc.	6,532,579

		21,016,683

Hotels, Restaurants & Leisure – 2.3%
185,381	Choice Hotels International, Inc.	15,255,002
48,639	Domino’s Pizza, Inc.	13,594,601

		28,849,603

Household Durables – 0.6%
169,986	D.R. Horton, Inc.	7,268,601

Household Products – 0.8%
68,900	The Clorox Co.	10,253,009

Industrial Conglomerates – 1.3%
45,907	Roper Technologies, Inc.	15,788,335

Interactive Media & Services* – 1.4%
54,001	IAC/InterActiveCorp.	11,926,121
154,104	Twitter, Inc.	5,615,550

		17,541,671

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 1.0%
104,345	Expedia Group, Inc.	$ 11,999,675

IT Services – 8.9%
321,070	Black Knight, Inc.*	18,201,458
163,993	Fidelity National Information Services, Inc.	19,728,358
308,985	Fiserv, Inc.*	26,529,452
305,546	GoDaddy, Inc. Class A*	22,732,623
196,979	Total System Services, Inc.	24,332,816

		111,524,707

Life Sciences Tools & Services – 2.8%
136,626	Agilent Technologies, Inc.	9,160,773
31,117	Illumina, Inc.*	9,550,119
10,145	Mettler-Toledo International, Inc.*	7,335,748
107,881	PRA Health Sciences, Inc.*	9,356,519

		35,403,159

Machinery – 5.5%
229,052	Fortive Corp.	17,442,310
116,073	IDEX Corp.	17,725,508
183,933	Ingersoll-Rand PLC	21,766,631
159,059	Xylem, Inc.	11,805,359

		68,739,808

Multiline Retail – 2.3%
228,505	Dollar General Corp.	29,084,116

Oil, Gas & Consumable Fuels – 2.0%
210,661	Cheniere Energy, Inc.*	13,309,562
61,280	Concho Resources, Inc.	6,006,053
65,957	Diamondback Energy, Inc.	6,467,743

		25,783,358

Pharmaceuticals – 1.7%
367,345	Elanco Animal Health, Inc.*	11,490,551
98,452	Zoetis, Inc.	9,948,575

		21,439,126

Professional Services – 1.6%
146,478	Verisk Analytics, Inc.	20,506,920

Road & Rail – 1.2%
95,572	Lyft, Inc. Class A*(a)	5,506,858
72,622	Old Dominion Freight Line, Inc.	9,618,058

		15,124,916

Semiconductors & Semiconductor Equipment – 5.7%
438,235	Advanced Micro Devices, Inc.*	12,012,022
91,310	Analog Devices, Inc.	8,822,372
853,623	Marvell Technology Group Ltd.	19,035,793
149,736	Microchip Technology, Inc.	11,983,372
150,608	MKS Instruments, Inc.	10,762,448

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
29,147	Monolithic Power Systems, Inc.	$ 3,394,168
56,975	Xilinx, Inc.	5,829,112

		71,839,287

Software – 11.5%
133,365	Atlassian Corp. PLC Class A*	16,787,986
122,282	Autodesk, Inc.*	19,676,396
56,952	Cadence Design Systems, Inc.*	3,620,439
179,965	Citrix Systems, Inc.	16,938,306
56,518	Coupa Software, Inc.*	6,172,331
36,500	Intuit, Inc.	8,937,025
206,512	PTC, Inc.*	17,359,399
112,191	ServiceNow, Inc.*	29,386,189
110,798	Splunk, Inc.*	12,629,864
53,094	Tableau Software, Inc. Class A*	5,971,482
38,691	Workday, Inc. Class A*	7,897,607

		145,377,024

Specialty Retail – 5.2%
60,140	Burlington Stores, Inc.*	9,416,721
20,185	Five Below, Inc.*	2,598,415
43,847	O’Reilly Automotive, Inc.*	16,283,461
270,765	Ross Stores, Inc.	25,178,437
35,234	Ulta Salon, Cosmetics & Fragrance, Inc.*	11,746,311

		65,223,345

Textiles, Apparel & Luxury Goods – 1.9%
94,369	Lululemon Athletica, Inc.*	15,626,563
91,103	PVH Corp.	7,761,064

		23,387,627

TOTAL COMMON STOCKS (Cost $965,825,556)		$1,246,357,838

Shares	Dividend Rate	Value

Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,594,017	2.340%	$ 5,594,017
(Cost $5,594,017)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $971,419,573)		$1,251,951,855

Securities Lending Reinvestment Vehicle(b) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,450,232	2.340%	$ 10,450,232
(Cost $10,450,232)

TOTAL INVESTMENTS – 100.2% (Cost $981,869,805)		$1,262,402,087

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,541,095)

NET ASSETS – 100.0%		$1,259,860,992

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 3.6%
508,330	Aerojet Rocketdyne Holdings, Inc.*	$ 19,611,371
258,841	HEICO Corp. Class A	25,433,717
81,313	Huntington Ingalls Industries, Inc.	16,678,923
34,014	Teledyne Technologies, Inc.*	8,020,501

		69,744,512

Banks – 1.8%
506,911	Amalgamated Bank Class A	8,364,032
202,401	Eagle Bancorp, Inc.	10,743,445
59,689	First Republic Bank	5,791,027
256,288	Glacier Bancorp, Inc.	10,100,310

		34,998,814

Beverages – 1.0%
328,157	MGP Ingredients, Inc.	19,758,333

Biotechnology* – 9.0%
464,281	ACADIA Pharmaceuticals, Inc.(a)	11,138,101
306,558	Agios Pharmaceuticals, Inc.	14,153,783
1,145,760	Alder Biopharmaceuticals, Inc.	12,397,123
366,533	Alector, Inc.	6,198,073
528,478	Alkermes PLC	11,383,416
475,781	Amarin Corp. PLC ADR(a)	8,435,597
85,991	BioSpecifics Technologies Corp.	5,086,368
133,549	Bluebird Bio, Inc.	16,015,196
246,893	Evelo Biosciences, Inc.(a)	1,846,760
758,879	Exelixis, Inc.	14,866,440
200,250	Incyte Corp.	15,745,657
498,538	Moderna, Inc.(a)	10,359,620
1,733,699	Rigel Pharmaceuticals, Inc.	3,692,779
156,420	Sarepta Therapeutics, Inc.	17,808,417
1,171,040	Stemline Therapeutics, Inc.	15,375,755
434,858	Synthorx, Inc.(a)	6,240,212
255,080	UNITY Biotechnology, Inc.(a)	2,081,453
205,611	Y-mAbs Therapeutics, Inc.	4,188,296

		177,013,046

Building Products – 2.0%
274,633	Allegion PLC	26,653,133
262,273	Fortune Brands Home & Security, Inc.	12,604,840

		39,257,973

Capital Markets – 3.0%
235,996	Cboe Global Markets, Inc.	25,615,006
263,398	Evercore, Inc. Class A	20,342,227
59,754	MSCI, Inc.	13,146,478

		59,103,711

Chemicals – 1.7%
304,937	Ashland Global Holdings, Inc.	22,830,633

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
209,662	RPM International, Inc.	$ 11,221,110

		34,051,743

Commercial Services & Supplies – 0.7%
232,407	Rollins, Inc.	8,731,531
88,685	US Ecology, Inc.	5,278,531

		14,010,062

Communications Equipment* – 1.3%
2,041,789	Viavi Solutions, Inc.	24,603,558

Consumer Finance* – 0.4%
178,241	Green Dot Corp. Class A	8,272,165

Containers & Packaging – 0.9%
173,186	Avery Dennison Corp.	18,021,735

Diversified Consumer Services* – 2.0%
292,582	Bright Horizons Family Solutions, Inc.	40,101,289

Diversified Telecommunication Services* – 0.3%
192,746	Zayo Group Holdings, Inc.	6,302,794

Electrical Equipment – 0.5%
381,874	nVent Electric PLC	8,806,015

Electronic Equipment, Instruments & Components – 4.1%
371,487	Badger Meter, Inc.	19,614,514
396,377	Cognex Corp.	16,092,906
128,149	Keysight Technologies, Inc.*	9,627,834
224,408	Novanta, Inc.*	17,957,128
96,374	Zebra Technologies Corp. Class A*	16,522,359

		79,814,741

Entertainment* – 1.3%
231,091	Take-Two Interactive Software, Inc.	24,992,492

Equity Real Estate Investment Trusts (REITs)* – 1.0%
93,721	SBA Communications Corp.	20,282,162

Food Products – 0.8%
35,418	Beyond Meat, Inc.*(a)	3,687,722
76,985	McCormick & Co., Inc.	12,012,740

		15,700,462

Health Care Equipment & Supplies – 9.4%
23,346	ABIOMED, Inc.*	6,114,784
328,059	Axonics Modulation Technologies, Inc.*	10,780,019
126,027	DexCom, Inc.*	15,287,075
137,302	Glaukos Corp.*	8,853,233
93,798	IDEXX Laboratories, Inc.*	23,427,926
201,314	Neogen Corp.*	11,344,044
202,385	SI-BONE, Inc.*	3,398,044
144,892	Silk Road Medical, Inc.*	6,181,093
216,407	Tandem Diabetes Care, Inc.*	14,836,864
109,272	Teleflex, Inc.	31,503,118
59,195	The Cooper Cos., Inc.	17,627,679

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
298,009	West Pharmaceutical Services, Inc.	$ 34,151,831

		183,505,710

Health Care Providers & Services* – 1.3%
195,529	Guardant Health, Inc.	15,032,269
163,149	HealthEquity, Inc.	10,663,419

		25,695,688

Health Care Technology* – 1.3%
161,110	Teladoc Health, Inc.	9,363,713
107,986	Veeva Systems, Inc. Class A	16,661,160

		26,024,873

Hotels, Restaurants & Leisure – 7.2%
335,426	Choice Hotels International, Inc.	27,602,206
94,709	Domino’s Pizza, Inc.	26,471,165
270,174	Dunkin’ Brands Group, Inc.	20,052,314
205,731	Papa John’s International, Inc.(a)	9,971,782
130,334	Planet Fitness, Inc. Class A*	9,966,641
141,536	Texas Roadhouse, Inc.	7,255,135
104,223	Vail Resorts, Inc.	22,419,410
206,083	Wingstop, Inc.	16,420,693

		140,159,346

Interactive Media & Services* – 1.4%
124,613	IAC/InterActiveCorp.	27,520,781

IT Services – 13.0%
585,517	Black Knight, Inc.*	33,192,959
124,586	Euronet Worldwide, Inc.*	19,315,813
94,237	Gartner, Inc.*	14,258,058
223,753	Global Payments, Inc.	34,466,912
580,149	GoDaddy, Inc. Class A*	43,163,086
436,536	InterXion Holding NV*	32,177,068
321,990	Total System Services, Inc.	39,775,425
43,962	WEX, Inc.*	8,306,180
215,364	Wix.com Ltd.*	29,578,092

		254,233,593

Life Sciences Tools & Services – 1.7%
193,214	Medpace Holdings, Inc.*	10,429,692
263,624	PerkinElmer, Inc.	22,761,296

		33,190,988

Machinery – 5.3%
369,836	Hillenbrand, Inc.	13,768,994
151,038	IDEX Corp.	23,065,013
139,990	John Bean Technologies Corp.	14,355,974
97,160	RBC Bearings, Inc.*	13,825,868
157,398	Standex International Corp.	10,237,166
923,897	Welbilt, Inc.*	14,255,731
199,248	Xylem, Inc.	14,788,187

		104,296,933

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail* – 0.6%
118,243	Ollie’s Bargain Outlet Holdings, Inc.	$ 11,672,949

Oil, Gas & Consumable Fuels – 0.2%
49,004	Diamondback Energy, Inc.	4,805,332

Pharmaceuticals* – 1.5%
368,079	Elanco Animal Health, Inc.	11,513,511
64,358	GW Pharmaceuticals PLC ADR	11,149,380
1,638,739	Marinus Pharmaceuticals, Inc.(a)	7,062,965

		29,725,856

Professional Services* – 0.0%
35,035	Upwork, Inc.	524,824

Road & Rail – 0.4%
63,126	Old Dominion Freight Line, Inc.	8,360,407

Semiconductors & Semiconductor Equipment – 3.8%
709,693	Advanced Micro Devices, Inc.*	19,452,685
546,801	Entegris, Inc.	18,777,146
1,004,100	Marvell Technology Group Ltd.	22,391,430
181,188	MKS Instruments, Inc.	12,947,695

		73,568,956

Software* – 9.9%
525,485	Cadence Design Systems, Inc.	33,405,081
176,574	Coupa Software, Inc.	19,283,646
340,469	ForeScout Technologies, Inc.	10,935,864
109,343	HubSpot, Inc.	18,946,955
55,788	Paycom Software, Inc.	11,832,635
73,951	Proofpoint, Inc.	8,309,134
328,894	PTC, Inc.	27,646,830
74,634	RingCentral, Inc. Class A	8,944,885
63,015	Splunk, Inc.	7,183,080
142,725	Tableau Software, Inc. Class A	16,052,281
40,118	The Trade Desk, Inc. Class A	7,975,860
247,923	Zendesk, Inc.	20,887,513
27,449	Zoom Video Communications, Inc. Class A(a)	2,188,509

		193,592,273

Specialty Retail* – 3.2%
182,165	Burlington Stores, Inc.	28,523,396
177,329	Five Below, Inc.	22,827,562
322,441	Floor & Decor Holdings, Inc. Class A	11,453,104

		62,804,062

Textiles, Apparel & Luxury Goods – 0.9%
80,459	Canada Goose Holdings, Inc.*	2,707,445

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
104,446	Carter’s, Inc.	$ 8,784,953
57,910	Columbia Sportswear Co.	5,430,800

16,923,198

Trading Companies & Distributors* – 0.6%
185,015	SiteOne Landscape Supply, Inc.	12,001,923

TOTAL COMMON STOCKS (Cost $1,582,237,771)		$1,903,443,299

Shares	Dividend Rate	Value

Investment Company(b) – 2.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
56,692,881	2.340%	$ 56,692,881
(Cost $56,692,881)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,638,930,652)		$1,960,136,180

Securities Lending Reinvestment Vehicle(b) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,935,962	2.340%	$ 27,935,962
(Cost $27,935,962)

TOTAL INVESTMENTS – 101.4% (Cost $1,666,866,614)		$1,988,072,142

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(28,301,449)

NET ASSETS – 100.0%		$1,959,770,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 3.5%
7,750	Northrop Grumman Corp.	$ 2,350,187
8,931	The Boeing Co.	3,050,919

		5,401,106

Auto Components – 0.5%
11,531	Aptiv PLC	738,445

Banks – 0.9%
14,728	First Republic Bank	1,428,911

Beverages – 2.9%
16,726	Brown-Forman Corp. Class B	835,965
28,468	Monster Beverage Corp.*	1,761,031
39,600	The Coca-Cola Co.	1,945,548

		4,542,544

Biotechnology – 2.8%
4,910	AbbVie, Inc.	376,646
7,785	Agios Pharmaceuticals, Inc.*	359,434
15,714	BioMarin Pharmaceutical, Inc.*	1,292,319
12,673	Incyte Corp.*	996,478
8,007	Vertex Pharmaceuticals, Inc.*	1,330,603

		4,355,480

Capital Markets – 1.9%
8,686	Cboe Global Markets, Inc.	942,778
14,142	Intercontinental Exchange, Inc.	1,162,614
10,821	Northern Trust Corp.	925,412

		3,030,804

Chemicals – 2.3%
26,354	DowDuPont, Inc.	804,324
10,637	Ecolab, Inc.	1,958,165
2,009	The Sherwin-Williams Co.	842,675

		3,605,164

Communications Equipment – 0.8%
25,050	Cisco Systems, Inc.	1,303,351

Construction Materials – 0.4%
3,119	Martin Marietta Materials, Inc.	656,549

Electronic Equipment, Instruments & Components – 1.0%
18,028	Amphenol Corp. Class A	1,568,436

Entertainment* – 2.5%
15,900	Electronic Arts, Inc.	1,479,972
6,945	Netflix, Inc.	2,384,080

		3,864,052

Equity Real Estate Investment Trusts (REITs) – 2.3%
10,837	American Tower Corp.	2,262,441
2,828	Equinix, Inc.	1,373,814

		3,636,255

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.9%
14,621	Walmart, Inc.	$ 1,483,154

Food Products – 1.2%
5,974	McCormick & Co., Inc.	932,183
18,676	Mondelez International, Inc. Class A	949,675

		1,881,858

Health Care Equipment & Supplies – 4.5%
3,040	Align Technology, Inc.*	864,424
52,967	Boston Scientific Corp.*	2,034,462
12,712	Danaher Corp.	1,678,111
3,028	Intuitive Surgical, Inc.*	1,407,566
9,175	West Pharmaceutical Services, Inc.	1,051,455

		7,036,018

Health Care Providers & Services – 2.4%
5,403	Guardant Health, Inc.*	415,383
7,606	Humana, Inc.	1,862,405
6,241	UnitedHealth Group, Inc.	1,509,074

		3,786,862

Hotels, Restaurants & Leisure – 2.3%
595	Chipotle Mexican Grill, Inc.*	392,682
16,897	Dunkin’ Brands Group, Inc.	1,254,096
9,767	McDonald’s Corp.	1,936,503

		3,583,281

Household Products – 0.7%
15,268	Colgate-Palmolive Co.	1,062,958

Industrial Conglomerates – 1.7%
16,218	Honeywell International, Inc.	2,664,780

Insurance* – 0.3%
420	Markel Corp.	444,725

Interactive Media & Services* – 9.8%
4,425	Alphabet, Inc. Class A	4,896,262
3,347	Alphabet, Inc. Class C	3,693,850
37,432	Facebook, Inc. Class A	6,643,057

		15,233,169

Internet & Direct Marketing Retail* – 5.5%
3,689	Alibaba Group Holding Ltd. ADR	550,620
4,513	Amazon.com, Inc.	8,010,891

		8,561,511

IT Services – 7.7%
13,141	Accenture PLC Class A	2,340,018
6,747	Fidelity National Information Services, Inc.	811,664
15,094	Mastercard, Inc. Class A	3,795,990
31,881	Visa, Inc. Class A	5,143,362

		12,091,034

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.7%
10,364	Agilent Technologies, Inc.	$ 694,906
6,340	Illumina, Inc.*	1,945,810

		2,640,716

Machinery – 1.5%
5,260	Deere & Co.	737,294
14,728	Fortive Corp.	1,121,537
3,447	Stanley Black & Decker, Inc.	438,528

		2,297,359

Media – 1.1%
42,907	Comcast Corp. Class A	1,759,187

Oil, Gas & Consumable Fuels – 2.2%
19,382	Cheniere Energy, Inc.*	1,224,555
7,512	Diamondback Energy, Inc.	736,627
7,214	EOG Resources, Inc.	590,682
18,640	Marathon Petroleum Corp.	857,253

		3,409,117

Pharmaceuticals – 3.7%
38,393	AstraZeneca PLC ADR	1,435,130
22,001	Elanco Animal Health, Inc.*	688,191
18,875	Eli Lilly & Co.	2,188,368
14,353	Zoetis, Inc.	1,450,371

		5,762,060

Road & Rail – 3.0%
24,849	CSX Corp.	1,850,505
10,453	Lyft, Inc. Class A*(a)	602,302
13,485	Union Pacific Corp.	2,249,028

		4,701,835

Semiconductors & Semiconductor Equipment – 3.2%
7,493	Analog Devices, Inc.	723,974
37,333	Marvell Technology Group Ltd.	832,526
14,960	NXP Semiconductors NV	1,318,873
20,022	Texas Instruments, Inc.	2,088,495

		4,963,868

Software – 12.7%
9,608	Adobe, Inc.*	2,602,807
6,778	Autodesk, Inc.*	1,090,648
8,401	Intuit, Inc.	2,056,985
90,507	Microsoft Corp.	11,193,906
19,378	salesforce.com, Inc.*	2,934,023

		19,878,369

Specialty Retail – 2.1%
21,624	Ross Stores, Inc.	2,010,816
6,295	The Home Depot, Inc.	1,195,106

		3,205,922

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 5.7%
50,585	Apple, Inc.	$ 8,855,916

Textiles, Apparel & Luxury Goods – 2.2%
33,632	NIKE, Inc. Class B	2,594,372
10,067	PVH Corp.	857,608

		3,451,980

Tobacco – 0.3%
5,732	Philip Morris International, Inc.	442,109

TOTAL COMMON STOCKS (Cost $87,877,205)		$153,328,885

Shares	Dividend Rate	Value

Investment Company(b) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,808,743	2.340%	$ 1,808,743
(Cost $1,808,743)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $89,685,948)		$155,137,628

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
579,488	2.340%	$ 579,488
(Cost $579,488)

TOTAL INVESTMENTS — 99.8% (Cost $90,265,436)		$155,717,116

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		370,792

NET ASSETS — 100.0%		$156,087,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Communications Equipment – 3.8%
336,152	Cisco Systems, Inc.	$ 17,489,989

Electronic Equipment, Instruments & Components – 3.1%
163,296	Amphenol Corp. Class A	14,206,752

Entertainment – 2.5%
109,839	Activision Blizzard, Inc.	4,763,717
19,831	Netflix, Inc.*	6,807,586

		11,571,303

Equity Real Estate Investment Trusts (REITs) – 5.5%
77,545	American Tower Corp.	16,189,070
19,068	Equinix, Inc.	9,263,044

		25,452,114

Interactive Media & Services* – 13.1%
16,552	Alphabet, Inc. Class A	18,314,788
17,877	Alphabet, Inc. Class C	19,729,593
125,446	Facebook, Inc. Class A	22,262,902

		60,307,283

Internet & Direct Marketing Retail – 11.1%
34,640	Alibaba Group Holding Ltd. ADR*	5,170,366
23,594	Amazon.com, Inc.*	41,881,002
35,290	Expedia Group, Inc.	4,058,350

		51,109,718

IT Services – 15.0%
59,837	Accenture PLC Class A	10,655,175
100,951	Fidelity National Information Services, Inc.	12,144,405
64,228	Fiserv, Inc.*	5,514,616
132,063	GoDaddy, Inc. Class A*	9,825,487
69,554	PayPal Holdings, Inc.*	7,633,551
143,632	Visa, Inc. Class A	23,172,151

		68,945,385

Life Sciences Tools & Services* – 1.0%
15,381	Illumina, Inc.	4,720,583

Semiconductors & Semiconductor Equipment – 12.8%
166,050	Advanced Micro Devices, Inc.*	4,551,431
65,690	Analog Devices, Inc.	6,346,968
27,082	Lam Research Corp.	4,728,788
634,815	Marvell Technology Group Ltd.	14,156,374
57,494	NXP Semiconductors NV	5,068,671
216,235	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,292,612
151,081	Texas Instruments, Inc.	15,759,259

		58,904,103

Software – 28.1%
72,153	Adobe, Inc.*	19,546,248
68,507	Atlassian Corp. PLC Class A*	8,623,661
111,907	Citrix Systems, Inc.	10,532,687

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
33,885	Intuit, Inc.	$ 8,296,742
303,729	Microsoft Corp.	37,565,203
108,979	PTC, Inc.*	9,160,775
89,756	Salesforce.com, Inc.*	13,589,956
58,841	ServiceNow, Inc.*	15,412,223
60,334	Splunk, Inc.*	6,877,472

		129,604,967

Technology Hardware, Storage & Peripherals – 3.0%
79,886	Apple, Inc.	13,985,642

TOTAL COMMON STOCKS (Cost $258,591,195)		$456,297,839

Shares	Dividend Rate	Value

Investment Companies(a) – 3.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,748,630	2.340%	$ 16,748,630
(Cost $16,748,630)

TOTAL INVESTMENTS — 102.6% (Cost $275,339,825)		$473,046,469

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(11,854,387)

NET ASSETS — 100.0%		$461,192,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2019:

BLUE CHIP

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$402,542	$—	$—
North America	9,841,857	—	—
Investment Company	339,403	—	—

Total	$10,583,802	$—	$—

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$38,325,628	$—	$—
North America	811,006,768	—	—
Investment Company	3,055,472	—	—
Securities Lending Reinvestment Vehicle	324,734	—	—

Total	$852,712,602	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,758,524	$—	$—
North America	130,377,064	—	—
Investment Company	22,963	—	—

Total	$138,158,551	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$588,027	$—	$—
North America	16,742,084	—	—
Exchange Traded Fund	158,280	—	—

Total	$17,488,391	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$16,787,986	$—	$—
Europe	17,248,267	—	—
North America	1,212,321,585	—	—
Investment Company	5,594,017	—	—
Securities Lending Reinvestment Vehicle	10,450,232	—	—

Total	$1,262,402,087	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$29,578,092	$—	$—
Europe	98,604,609	—	—
North America	1,775,260,598	—	—
Investment Company	56,692,881	—	—
Securities Lending Reinvestment Vehicle	27,935,962	—	—

Total	$1,988,072,142	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$550,620	$—	$—
Europe	5,832,466	—	—
North America	146,945,799	—	—
Investment Company	1,808,743	—	—
Securities Lending Reinvestment Vehicle	579,488	—	—

Total	$155,717,116	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$13,462,978	$—	$—
Australia and Oceania	8,623,661	—	—
Europe	15,723,846	—	—
North America	418,487,354	—	—
Investment Company	16,748,630	—	—

Total	$473,046,469	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.